Loans - Summary of Loan Composition (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
LoansAndLeasesLineItems [Line Items]
Loans, Gross	$ 210,585,895	[1]	$ 218,582,630	[2]
Allowance for loan losses	(6,231,422)		(5,389,613)		(5,154,505)
Loans, net	203,238,307		212,260,549
Unsecured [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	509,598	[1]	822,538	[2]
Allowance for loan losses	(123,275)		(77,502)		(97,961)
Cash Value [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	3,143,563	[1]	3,393,228	[2]
Allowance for loan losses	(4,044)		(17,054)		(16,727)
Residential Real Estate [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	21,754,221	[1]	24,604,432	[2]
Allowance for loan losses	(2,088,750)		(2,328,224)		(2,083,285)
Commercial Real Estate [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	180,747,485	[1]	185,352,416	[2]
Allowance for loan losses	(3,592,819)		(2,259,106)		(2,480,770)
Business Assets [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	2,474,070	[1]	2,621,853	[2]
Allowance for loan losses	(275,437)		(477,511)		(299,741)
Vehicles [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	1,539,830	[1]	1,686,508	[2]
Allowance for loan losses	(147,097)		(230,216)		(176,021)
Other [Member]
LoansAndLeasesLineItems [Line Items]
Loans, Gross	417,128	[1]	101,655	[2]
Allowance for loan losses

[1]	Loan balances presented are gross of unearned loan fees of $1,116,166.
[2]	Loan balances presented are gross of unearned loan fees of $932,468.